Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Michigan Municipal Fund))	0 Months Ended
	Jul. 27, 2012
Class A
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Fees from Borrowing	0.09%
Interest and Related Expenses from Inverse Floaters	0.08%
Other Expenses	0.21%
Total Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver and/or Expense Reimbursement	(0.21%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%
Class B
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.09%
Interest and Related Expenses from Inverse Floaters	0.08%
Other Expenses	0.24%
Total Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.96%
Fee Waiver and/or Expense Reimbursement	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.72%
Class C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.09%
Interest and Related Expenses from Inverse Floaters	0.08%
Other Expenses	0.21%
Total Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.93%
Fee Waiver and/or Expense Reimbursement	(0.21%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.72%
Class Y
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.07%
Interest and Related Expenses from Inverse Floaters	0.08%
Other Expenses	0.24%
Total Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%

[1]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable interest and fees from borrowing, interest and related expenses from inverse floaters, dividend expense, taxes, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.80% for Class A, 1.55% for Class B and Class C, and 0.80% for Class Y, as calculated on the daily net assets of the Fund. Each of these fee waivers and/or expense limitations may not be amended or withdrawn until one year from the date of this prospectus.